Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of components of income tax expense (Benefit)
The following table presents the composition of income tax expenses for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expenses	15,611	13,844	11,089
Deferred tax benefit	(8,963)	—	—

Income tax expenses	6,648	13,844	11,089

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
Statutory income tax rate	25%	25%	25%
Permanent differences	3%	7%	15%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(9%)	(8%)	(6% )
Change in valuation allowance	(21%)	(26%)	(36% )

Effective income tax rate	(2%)	(2%)	(2% )

Schedule of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	498,506	629,728
Advertising and promotion expenses in excess of deduction limit	374,925	348,805
Payroll and expense accrued	109,686	116,964
Others	15,029	20,982
Less: valuation allowance	(998,146)	(1,116,479)

Total deferred tax assets, net	—	—

Summary of valuation allowance
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2022	2023
	RMB	RMB
Balance as of January 1	819,725	998,146
Change of valuation allowance	178,421	118,333

Balance as of December 31	998,146	1,116,479

Summary of operation loss carry forwards	As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2024	137,645
Loss expiring in 2025	112,456
Loss expiring in 2026	130,687
Loss expiring in 2027	212,983
Loss expiring in 2028	453,398
Loss expiring in 2029	234,168
Loss expiring in 2030	866,217
Loss expiring in 2031	679,449
Loss expiring in 2032	467,766
Loss expiring in 2033 and thereafter	761,809

4,056,578